Warehouse Lines of Credit - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Credit facility, Description	The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, net income, and limitations on additional debt, as defined in the agreements.	The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, net income, and limitations on additional debt, as defined in the agreements.	The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, net income, and limitations on additional debt, as defined in the agreements.